Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Outstanding Balance and Transactions with Related Parties

The following table provided the total amount of outstanding balance at December 31, 2019 and 2018.

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2019	2018	2017
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	2,745	521	18,170
	Sales	—	14	1,457
	Fabrication income received	140	412	208
	Management fee paid	199	136	143
	Information technology service fee paid	101	115	114
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	22	21	15
PEWC (HK)	Purchases	—	2,479	4,180
	Sales	17,831	23,498	24,437
	Service fee paid	218	231	—

The immediate holding company
Moon View	Income from discharge of liability*	—	1,537	—

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	4,188	6,814	6,203
	Construction of factory building expenses	215	—	—
Fujikura Limited	Purchases	249	750	1,115

Compensation of Key Management Personnel

24(d)Compensation of key management personnel of the Company

	For the years ended December, 31
	2019	2018	2017
	US$’000	US$’000	US$’000
Short-term employee benefits	3,073	3,814	3,900
Post-employment benefits	179	102	103
Termination benefits	—	47	43
Total compensation paid to key management personnel	3,252	3,963	4,046